INTANGIBLE ASSETS (Detail Textuals)	Nov. 30, 2018 CAD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)
Disclosure of detailed information about intangible assets [line items]
Development costs		$ 1,676,822	$ 0
Video game catalogues
Disclosure of detailed information about intangible assets [line items]
Development costs	$ 79,808	$ 1,571,536	$ 0